Condensed Statements of Operations - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2015
Revenues:
Consulting income		$ 3,500	$ 3,500
Expenses
General & administrative expenses	$ 764	792	1,636
Stock-based compensation	2,000
Rent expense		300	900
Travel & entertainment		10,334	13,741
Professional fees	30,000	2,625	20,225
Total Expenses	32,764	14,051	36,502
Net Loss for the Period	$ (32,764)	$ (10,551)	$ (33,002)
Basic and diluted loss per common share	$ 0.00	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding Basic and diluted	20,000,000	20,000,000	20,000,000